Trade and other payables (Details) - RUB (₽) ₽ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Non-current trade and other payables
Payables to employees	₽ 5,269	₽ 4,239
Total	5,269	4,239
Current trade and other payables
Taxes payable	205,693	424,322
Trade payables	223,770	111,901
Payables to employees	172,663	214,548
Other payables	27,047	29,448
Total	₽ 629,173	₽ 780,219